Investor A Institutional [Member] Investment Strategy - Investor A Shares Institutional Shares - iShares MSCI Total International Index Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]
The Total International Index Fund employs a “passive” management approach, attempting to invest in a portfolio of assets whose performance is expected to match approximately the performance of the MSCI ACWI ex USA Index. The Fund will be substantially invested in equity securities in the MSCI ACWI ex USA Index, and will invest, under normal circumstances, at least 80% of its net assets in securities or other financial instruments that are components of or have economic characteristics similar to the securities included in the MSCI ACWI ex USA Index. Equity securities in which the Fund invests consist primarily of common stock, preferred stock and securities or other instruments whose price is linked to the value of common stock.
The Fund will invest in the common stocks represented in the MSCI ACWI ex USA Index in roughly the same proportions as their weightings in the MSCI ACWI ex USA Index. The MSCI ACWI ex USA Index is a free float-adjusted market capitalization index that captures large and mid cap representation across 22 of 23 developed markets countries (excluding the United States) and 24 emerging markets countries. With 1,977 constituents, the index covers approximately 85% of the global equity opportunity set outside the United States. The component stocks have a market capitalization between $172.53 million and $1.36 trillion as of March 31, 2026. The Fund may also engage in futures transactions. At times, the Fund may not invest in all of the common stocks in the MSCI ACWI ex USA Index, or in the same weightings as in the MSCI ACWI ex USA Index. At those times, the Fund chooses investments so that the market capitalizations, industry weightings and other fundamental characteristics of the stocks chosen are similar to the MSCI ACWI ex USA Index as a whole. The Fund may lend securities with a value up to 33 1∕3% of its total assets to financial institutions that provide cash or securities issued or guaranteed by the U.S. Government as collateral. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the MSCI ACWI ex USA Index is concentrated.
The Fund is a “feeder” fund that invests all of its assets in the Master Portfolio, which has the same investment objective and strategies as the Fund. All investments are made at the Master Portfolio level. This structure is sometimes called a “master/feeder” structure. The Fund’s investment results will correspond directly to the investment results of the Master Portfolio. For simplicity, this prospectus uses the name of the Fund or the term “Fund” (as applicable) to include the Master Portfolio.